Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INVESTMENT SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
INSTITUTIONAL SHARES | Federated Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000889388_SupplementTextBlock

Federated Bond Fund

A Portfolio of Federated Investment Series Funds, Inc.

INSTITUTIONAL SHARES (TICKER FDBIX)

SUPPLEMENT TO STATUTORY AND SUMMARY PROSPECTUSES DATED
JANUARY 31, 2011

The Federated Bond Fund ("Fund") is entering into an Agreement and Plan of Reorganization ("Agreement") pursuant to which the Fund would acquire substantially all of the assets of Strategic Yield Portfolio, a portfolio of EquiTrust Series Fund, Inc., in exchange for Class A Shares and Institutional Shares of the Fund, which will be distributed pro rata by Strategic Yield Portfolio to its holders of its Class A Shares and Class B Shares, and its holders of its Class I Shares, respectively, ("Acquired Fund Shareholders") in complete liquidation and termination of Strategic Yield Portfolio. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, the January 31, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to May 31, 2012, with respect to the Institutional Shares of the Fund."

May 16, 2011